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                ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
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                                                                                        OMB APPROVAL
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                                           UNITED STATES                        OMB Number:       3235-0456
                               SECURITIES AND EXCHANGE COMMISSION               Expires:      August 31, 2000
                                        Washington, D.C. 20549                  Estimated average burden
                                                                                hours per response . . . . .1
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                                            FORM 24F-2
                               ANNUAL NOTICE OF SECURITIES SOLD
                                      PURSUANT TO RULE 24F-2

                      READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.   Name and address of issuer:   AFLIAC
                                    440 Lincoln Street
                                    Worcester, MA 01653
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2.   The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
     or classes):   /X/ Allmerica Select Separate Account III
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3.   Investment Company Act File Number:  811-8859

     Securities Act File Number:  333-58551
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4 (a).   Last day of fiscal year for which this Form is filed.   12/31/98

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4 (b). / / Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

             Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4 (c). / / Check box if this is the last time the issuer will be filing this Form.

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5.     Calculation of registration fee:

       (i)      Aggregate sale price of securities sold during the
                fiscal year pursuant to section 24(f):                                       $ 483,674
                                                                                             ---------

      (ii)      Aggregate price of securities redeemed or
                repurchased during the fiscal year:                             $ 140,496
                                                                                ---------

     (iii)      Aggregate price of securities redeemed or repurchased during any
                PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
                to the Commission:                                              $   N/A
                                                                                ---------
      (iv)      Total available redemption credits [add Items 5(ii)
                and 5(iii)]:                                                                -$ 140,496
                                                                                             ---------

       (v)     Net sales - if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                                         $ 343,178
                                                                                             ---------
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      (vi)     Redemption credits available for use in future years             $(N/A       )
                                                                                 -----------
               - if Item 5(i) is less than Item 5(iv) [subtract  Item 5(iv) from
               Item 5(i)]:
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     (vii)    Multiplier for determining registration fee (See Instruction C.9):            X  .000278
                                                                                             ---------
    (viii)    Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
              if no fee is due):                                                            =$ 95
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6.   Prepaid Shares

     If the  response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _____ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __.  NOT APPLICABLE

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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see Instruction D):
                                                                                +$      N/A
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8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                =$      95
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Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
      March 26, 1999          Method of Delivery:
                                                        /X/  Wire Transfer
                                                             Mail or other means

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                                          SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/  Sheila B. St. Hilaire
                         -----------------------------------------------------------------------------------
                         Sheila B. St. Hilaire - Assistant Vice President and Counsel
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Date  3/26/99
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                *Please print the name and title of the signing officer below the signature.
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